Accrued Expenses - Schedule of Accrued Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued professional fees	$ 13,705,000	$ 4,245,772
Accrued software licenses	6,091,000	690,855
Accrued interest on debt	6,781,000	142,446
Accrued payroll and bonuses	2,878,000	1,545,288
Accrued taxes in connection with shareholder distribution	1,493,000	1,493,000
Other accruals	2,816,000	365,123
Total accrued expenses	$ 33,764,000	$ 8,482,484